Pension and Other Retirement Plans - Narrative (Details) $ in Thousands							12 Months Ended
		Dec. 31, 2012 USD ($)		Dec. 30, 2012 USD ($)	Jan. 01, 2010	Nov. 03, 2009	Dec. 31, 2015 USD ($) pension_plan	Dec. 28, 2014 USD ($)	Dec. 29, 2013 USD ($)	Dec. 25, 2011 pension_plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Tribune Company pension plans, allocation of eligible compensation (percent)						3.00%
Number of small defined benefit pension plans (pension plan) | pension_plan							3
Number of frozen defined benefit pension plans (pension plan) | pension_plan										2
Other Company-sponsored pension plan, percent of total projected benefit obligation (percent)							2.00%
Accumulated benefit obligation for all defined benefit pension plans							$ 1,987,000	$ 2,124,000
Defined benefit plan, amount to be amortized from AOCI, period							26 years
Employer matching contribution, percent of match on first 2% of eligible pay					100.00%
Employer matching contribution, percent of match on next 4% of eligible pay					50.00%
Defined contribution plan, contribution amount							$ 14,000	21,000	$ 28,000
Defined Contribution Plan, discretionary profit sharing contribution									6,000
Defined Contribution Plan, contributions paid by the Company							15,000	14,000	6,000
Other Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligations							10,055	14,005	62,072
Defined Benefit Plan, Plan Amendments							$ (3,887)	$ 0
Amortization Period of Plan Amendment							10 years
Long-term rate of return on plans’ assets for expense							0.00%	0.00%
Assumed annual rate of increase in per capita cost of covered health care benefits, percent							7.50%
Assumed decrease in per capita cost of covered health care benefits, percent							5.00%
Defined Benefit Plan, Health Care Obligation Trend Rate Assumed for Next Fiscal Year							6.00%
Employer contributions							$ 1,393	$ 3,821
Estimated future employer contributions in next fiscal year							1,000
Other Postretirement Plans | Predecessor
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Non-qualified pension plan adjustment recognized in Reorganization Items, net	[1]	$ 0
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligations							1,986,971	2,124,373	$ 1,794,470
Defined Benefit Plan, Plan Amendments							$ 0	$ 0
Long-term rate of return on plans’ assets for expense							7.25%	7.50%
Employer contributions							$ 249	$ 10,550
Pension Plans | Predecessor
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Non-qualified pension plan adjustment recognized in Reorganization Items, net		(49,295)	[1]	$ 19,000
Pre-Effective Date [Member] | Pension Plans | Predecessor
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligations		75,000
Post-Effective Date [Member] | Pension Plans | Predecessor
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligations		$ 26,000
100% Match Percentage [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match							2.00%
50% Match Percentage [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match							4.00%

[1]	(1)On the Effective Date, the Predecessor’s obligations with respect to its non-qualified pension plans were reduced from $75 million to $26 million, which were paid under the Plan on or subsequent to the Effective Date. As a result, the Predecessor recognized a pretax gain of $49 million which was included in reorganization items, net in the Predecessor’s Consolidated Statement of Operations for December 31, 2012.